Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Impairment on fixed asset	$ 399,097		$ 4,344,133
Depreciation expense	$ 471,936	$ 414,841	$ 835,054